Income Tax (Details) - Schedule of Effective Income Tax Rate		12 Months Ended
	Oct. 11, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Effective Income Tax Rate [Abstract]
Income tax computed at statutory tax rate	16.50%	16.50%	16.50%	16.50%
Effect of preferential tax rates	(8.25%)	(8.25%)	(8.25%)	(8.25%)
Effect of non-deductible expense			(5.17%)	(9.93%)
Change in valuation allowance	(8.25%)	(4.19%)	(5.91%)	(0.89%)
Effective Income tax rate		4.06%	(2.83%)	(2.57%)